Earnings per share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Basic earnings per share
Net income		$ 5,414	$ 4,486	$ 14,935	$ 12,018
Dividends on preferred shares and distributions on other equity instruments		(138)	(108)	(394)	(236)
Net income attributable to non-controlling interests		1	(3)	(5)	(7)
Net income available to common shareholders		$ 5,290	$ 4,377	$ 14,575	$ 11,780
Weighted average number of common shares (in thousands)		1,407,280,000	1,414,194,000	1,410,854,000	1,411,044,000
Basic earnings per share (in dollars)		$ 3.76	$ 3.09	$ 10.33	$ 8.35
Diluted earnings per share
Net income available to common shareholders		$ 5,290	$ 4,377	$ 14,575	$ 11,780
Weighted average number of common shares (in thousands)		1,407,280,000	1,414,194,000	1,410,854,000	1,411,044,000
Stock options	[1]	2,400	1,929	2,381	1,574
Issuable under other share-based compensation plans			26	0	26
Average number of diluted common shares (in thousands)		1,409,680,000	1,416,149,000	1,413,235,000	1,412,644,000
Diluted earnings per share (in dollars)		$ 3.75	$ 3.09	$ 10.31	$ 8.34
Equity attributable to shareholders [member]
Basic earnings per share
Net income		$ 5,415	$ 4,483	$ 14,930	$ 12,011
Dividends on preferred shares and distributions on other equity instruments		$ (125)	$ (106)	$ (355)	$ (231)

[1]	The dilutive effect of stock options was calculated using the treasury stock method. When the exercise price of options outstanding is greater than the average market price of our common shares, the options are excluded from the calculation of diluted earnings per share. For the three months ended July 31, 2025, an average of 917,151 outstanding options with an average exercise price of $177.97 were excluded from the calculation of diluted earnings per share. For the three months ended July 31, 2024, no outstanding options were excluded from the calculation of diluted earnings per share. [For the nine months ended July 31, 2025, no outstanding options were excluded from the calculation of diluted earnings per share.] For the nine months ended July 31, 2024, no outstanding options were excluded from the calculation of diluted earnings per share.